Subsequent Events	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

18.    Subsequent Events

For its condensed consolidated financial statements as of September 30, 2021 and the three and nine months then ended, management reviewed and evaluated material subsequent events from the condensed consolidated balance sheet date of September 30, 2021 through November 12, 2021, the date the condensed consolidated financial statements were issued.

Acquisition of TERAXION INC

On August 27, 2021, indie entered into a Share Purchase Agreement (the “Purchase Agreement”), pursuant to which indie’s wholly-owned Canadian subsidiary (“Purchaser”) agreed to purchase all of the outstanding capital stock of TERAXION INC, a Canadian corporation (“TeraXion”) from the existing stockholders of TeraXion (the “Acquisition”). The aggregate purchase price of the Acquisition is CAD $200 million (the “Purchase Price”), which is payable 50% in cash and 50% in indie’s shares of Class A common stock, subject to various purchase price adjustments. The Acquisition was completed on October 12, 2021 and the total consideration paid for the Acquisition consisted of (i) approximately $80.0 million in cash; (ii) the issuance by indie of 5,805,144 shares of indie Class A common stock; and (iii) the assumption by indie of TeraXion options, which will become exercisable to purchase 1,542,332 shares of indie Class A common stock.

Acquisition of ON Design Israel Ltd

On October 1, 2021, indie entered into a definitive agreement and completed its acquisition of ON Design Israel Ltd. (“ON Design Israel”), for $5.0 million in cash at closing, $7.5 million of cash in 2022 and up to $7.5 million of cash based on design win performance. Upon completion of the acquisition, ON Design Israel was renamed to indie Semiconductor Design Israel Ltd.

Acquisition of Symeo GmbH

On October 21, 2021, indie entered into a definitive agreement with Analog Devices to acquire Symeo GmbH (“Symeo”) for $10.0 million in cash at closing, $10.0 million in cash in 2023 and an equity-based earn-out of up to 858,369 shares of indie Class A common stock based on future revenue growth. The Symeo transaction is pending approval by the German government.

The Company expects to account for the acquisitions of TeraXion and ON Design Israel as business combinations and is currently evaluating the purchase price allocation. It is not practicable to disclose the preliminary purchase price allocation or unaudited pro forma combined financial information for these transactions, given the short period of time between the acquisition date and the issuance of these consolidated financial statements. The Company will assess the appropriate accounting recognition for Symeo upon completion of the acquisition.